Note 5 - Prepaids - Disclosure of Prepayments (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Prepayments	$ 1,379	$ 475
Deferred financing costs [member]
Statement Line Items [Line Items]
Prepayments	0	127
Prepaid corporate development expenses [member]
Statement Line Items [Line Items]
Prepayments	700	0
Prepaid insurance [member]
Statement Line Items [Line Items]
Prepayments	419	105
Other prepaid expenses [member]
Statement Line Items [Line Items]
Prepayments	$ 260	$ 243